BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	135.4%
Brazil	5.3%
B3 S.A. - Brasil Bolsa Balcao		394,132	$654,917
Dexco S.A.		317,753	305,806
			960,723
China	35.0%
Baidu, Inc. - Class A(a)		47,084	501,355
China International Capital Corp. Ltd. - Class H(b)		383,567	633,134
China Mengniu Dairy Co. Ltd.		268,372	606,775
Great Wall Motor Co. Ltd. - Class H		489,658	861,211
Haier Smart Home Co. Ltd. - Class H		130,706	462,801
JD.com, Inc. - Class A		52,139	912,994
Ping An Insurance Group Co. of China Ltd. - Class H		173,382	1,028,016
Tingyi Cayman Islands Holding Corp.		551,560	718,687
Xinyi Glass Holdings Ltd.		635,788	645,886
			6,370,859
Hong Kong	8.8%
ASMPT Ltd.		53,875	519,560
Hang Lung Properties Ltd.		647,378	519,293
Sino Biopharmaceutical Ltd.		1,353,835	557,804
			1,596,657
India	5.6%
IndusInd Bank Ltd.		37,582	421,478
UPL Ltd.		104,089	609,115
			1,030,593
Indonesia	4.4%
Telkom Indonesia Persero Tbk PT		4,772,055	798,775
Malaysia	5.0%
Petronas Chemicals Group Bhd.		318,728	368,517
Public Bank Bhd.		541,809	552,533
			921,050
Mexico	1.8%
Grupo Financiero Banorte S.A.B. de C.V., Series O		52,047	334,408
Saudi Arabia	4.1%
Saudi National Bank (The)		85,123	756,669
South Africa	5.8%
Absa Group Ltd.		55,194	554,974
Sibanye Stillwater Ltd.(a)		624,642	495,841
			1,050,815
South Korea	22.5%
Amorepacific Corp.		10,467	740,718
HL Mando Co. Ltd.		20,139	549,049
Korea Investment Holdings Co. Ltd.		10,890	522,199
Samsung Electro-Mechanics Co. Ltd.		10,277	852,404

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
SK Hynix, Inc.		7,005	$802,705
SK Telecom Co. Ltd.		16,873	632,267
			4,099,342
Taiwan	20.9%
Bizlink Holding, Inc.		32,010	597,542
Hiwin Technologies Corp.		130,650	1,311,103
Largan Precision Co. Ltd.		8,776	716,064
MediaTek, Inc.		27,300	1,178,285
			3,802,994
Thailand	13.0%
Kasikornbank PCL - REG		248,067	1,133,376
Siam Cement (The) PCL - REG		66,690	329,153
Thai Union Group PCL - Class F		2,359,024	899,604
			2,362,133
United Arab Emirates	3.2%
First Abu Dhabi Bank PJSC		156,937	587,064
TOTAL COMMON STOCKS (Cost $26,496,486)			24,672,082
PREFERRED STOCKS	4.6%
Brazil	2.6%
Banco Bradesco S.A.(a)		247,943	466,209
Colombia	2.0%
Bancolombia S.A. - ADR, 10.21%(c)		11,824	372,574
TOTAL PREFERRED STOCKS (Cost $1,085,272)			838,783
SHORT-TERM INVESTMENTS	3.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(d)		564,312	564,312
TOTAL SHORT-TERM INVESTMENTS (Cost $564,312)			564,312
TOTAL INVESTMENTS (Cost $28,146,070)	143.1%		26,075,177
NET OTHER ASSETS (LIABILITIES)	(43.1%)		(7,859,258)
NET ASSETS	100.0%		$18,215,919

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $633,134 or 3% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

At December 31, 2024 the industry sectors (excluding short-term investments) for the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	43.9%
Information Technology	22.4
Consumer Staples	16.3
Consumer Discretionary	15.2
Industrials	14.1
Materials	11.5
Communication Services	10.7
Health Care	3.1
Real Estate	2.8
Total	140.0%

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	2.2%
Other Asset-Backed Securities	2.2%
Elmwood CLO 29 Ltd., Series 2024-5A - Class ER (Floating, 3M CME Term SOFR + 6.40%, 6.40% Floor) 11.00%, 04/20/37(a)(b)		$1,000,000	$1,024,489
Empower CLO Ltd., Series 2023-2A - Class D (Floating, 3M CME Term SOFR + 5.40%, 5.40% Floor) 10.06%, 07/15/36(a)(b)		500,000	512,559
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.95%, 04/20/37(a)(b)		250,000	256,936
PPM CLO 7 Ltd., Series 2024-7A - Class E (Floating, 3M CME Term SOFR + 6.75%, 6.75% Floor) 12.07%, 07/20/37(a)(b)		400,000	413,578
			2,207,562
TOTAL ASSET-BACKED SECURITIES (Cost $2,156,191)			2,207,562
CORPORATE BONDS	60.4%
Aerospace & Defense	0.3%
Goat Holdco LLC 6.75%, 02/01/32(a)		285,000	282,216
Automotive	1.6%
Goodyear Tire & Rubber (The) Co. 5.63%, 04/30/33		500,000	439,042
Tenneco, Inc. 8.00%, 11/17/28(a)		1,250,000	1,165,012
			1,604,054
Basic Industry	0.3%
Avient Corp. 6.25%, 11/01/31(a)		315,000	310,678
Biotechnology & Pharmaceuticals	0.4%
Bausch Health Americas, Inc. 8.50%, 01/31/27(a)		446,000	366,835
Cable & Satellite	3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/30(a)		1,000,000	913,166
7.38%, 03/01/31(a)		750,000	764,612
CSC Holdings LLC,
11.80%, 01/31/29(a)		250,000	247,146
4.13%, 12/01/30(a)		750,000	538,773
4.63%, 12/01/30(a)		1,000,000	522,453
			2,986,150
Chemicals	3.1%
Axalta Coating Systems LLC 3.38%, 02/15/29(a)		500,000	453,851

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Chemours (The) Co.,
4.63%, 11/15/29(a)		$1,500,000	$1,303,238
8.00%, 01/15/33(a)		30,000	29,312
Mativ Holdings, Inc. 8.00%, 10/01/29(a)		1,275,000	1,228,077
			3,014,478
Commercial Support Services	4.2%
Allied Universal Holdco LLC 7.88%, 02/15/31(a)		1,135,000	1,160,067
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/27(a)		470,000	473,208
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l. 4.63%, 06/01/28(a)		125,000	117,721
Clean Harbors, Inc. 6.38%, 02/01/31(a)		125,000	125,847
Enviri Corp. 5.75%, 07/31/27(a)		757,000	720,170
Reworld Holding Corp. 4.88%, 12/01/29(a)		1,125,000	1,040,422
Williams Scotsman, Inc. 6.63%, 06/15/29(a)		500,000	505,950
			4,143,385
Construction Materials	0.1%
Standard Building Solutions, Inc. 6.50%, 08/15/32(a)		145,000	145,232
Consumer Services	2.9%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		2,000,000	1,920,649
Upbound Group, Inc. 6.38%, 02/15/29(a)		1,000,000	972,561
			2,893,210
Containers & Packaging	4.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/29(a)		1,000,000	858,993
Graham Packaging Co., Inc. 7.13%, 08/15/28(a)		500,000	492,720
Graphic Packaging International LLC 3.75%, 02/01/30(a)		750,000	677,413
LABL, Inc.,
5.88%, 11/01/28(a)		250,000	222,725
9.50%, 11/01/28(a)		375,000	375,503
8.25%, 11/01/29(a)		375,000	325,312
Mauser Packaging Solutions Holding Co. 7.88%, 04/15/27(a)		1,050,000	1,071,220
			4,023,886

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Electric	0.1%
Alpha Generation LLC 6.75%, 10/15/32(a)		$80,000	$79,150
Electric Utilities	1.0%
Vistra Corp. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%) 7.00%, 12/31/49(a)(b)(c)		1,000,000	1,005,703
Electrical Equipment	1.6%
Gates Corp. 6.88%, 07/01/29(a)		300,000	305,132
WESCO Distribution, Inc.,
6.38%, 03/15/29(a)		640,000	648,554
6.63%, 03/15/32(a)		640,000	650,487
			1,604,173
Engineering & Construction	0.8%
Dycom Industries, Inc. 4.50%, 04/15/29(a)		800,000	746,452
Food	1.0%
Darling Ingredients, Inc. 6.00%, 06/15/30(a)		1,000,000	986,486
Health Care Facilities & Services	1.2%
Concentra Escrow Issuer Corp. 6.88%, 07/15/32(a)		165,000	167,795
HAH Group Holding Co. LLC 9.75%, 10/01/31(a)		160,000	160,127
LifePoint Health, Inc. 11.00%, 10/15/30(a)		125,000	137,197
Pediatrix Medical Group, Inc. 5.38%, 02/15/30(a)		500,000	477,455
Star Parent, Inc. 9.00%, 10/01/30(a)		250,000	259,650
			1,202,224
Home Construction	2.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 01/15/28(a)		250,000	250,275
4.63%, 04/01/30(a)		500,000	453,693
Interface, Inc. 5.50%, 12/01/28(a)		1,324,000	1,294,222
STL Holding Co. LLC 8.75%, 02/15/29(a)		320,000	338,312
			2,336,502
Household Products	0.0%
Energizer Holdings, Inc. 6.50%, 12/31/27(a)		50,000	50,064
Institutional Financial Services	0.8%
Aretec Group, Inc. 10.00%, 08/15/30(a)		750,000	819,090

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Insurance	0.7%
Panther Escrow Issuer LLC 7.13%, 06/01/31(a)		$500,000	$504,997
Ryan Specialty LLC 5.88%, 08/01/32(a)		160,000	158,369
			663,366
Leisure Facilities & Services	0.8%
Caesars Entertainment, Inc. 6.50%, 02/15/32(a)		500,000	502,257
Raising Cane's Restaurants LLC 9.38%, 05/01/29(a)		250,000	267,815
			770,072
Machinery	0.3%
SPX FLOW, Inc. 8.75%, 04/01/30(a)		250,000	256,172
Medical Equipment & Devices	0.8%
Sotera Health Holdings LLC 7.38%, 06/01/31(a)		750,000	759,826
Metals & Mining	0.7%
Arsenal AIC Parent LLC 8.00%, 10/01/30(a)		250,000	258,699
Kaiser Aluminum Corp. 4.50%, 06/01/31(a)		500,000	440,751
			699,450
Oil & Gas Supply Chain	3.5%
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 06/15/31(a)		1,073,000	1,024,852
Genesis Energy L.P./Genesis Energy Finance Corp. 8.88%, 04/15/30		250,000	254,375
Global Partners L.P./GLP Finance Corp.,
7.00%, 08/01/27		750,000	752,619
8.25%, 01/15/32(a)		500,000	514,067
ITT Holdings LLC 6.50%, 08/01/29(a)		1,000,000	915,438
			3,461,351
Real Estate Investment Trusts	1.5%
Iron Mountain, Inc.,
4.88%, 09/15/29(a)		250,000	237,603
5.25%, 07/15/30(a)		500,000	477,280
5.63%, 07/15/32(a)		250,000	238,816
Service Properties Trust 8.63%, 11/15/31(a)		375,000	390,205
Starwood Property Trust, Inc. 6.50%, 07/01/30(a)		150,000	150,188
			1,494,092

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Real Estate Owners & Developers	2.9%
Greystar Real Estate Partners LLC 7.75%, 09/01/30(a)		$1,000,000	$1,056,653
Howard Hughes (The) Corp. 4.38%, 02/01/31(a)		2,000,000	1,800,689
			2,857,342
Real Estate Services	1.8%
Cushman & Wakefield U.S. Borrower LLC 8.88%, 09/01/31(a)		1,000,000	1,076,582
Newmark Group, Inc. 7.50%, 01/12/29		655,000	684,498
			1,761,080
Retail - Discretionary	2.7%
Champions Financing, Inc. 8.75%, 02/15/29(a)		482,000	470,053
Cougar JV Subsidiary LLC 8.00%, 05/15/32(a)		35,000	36,318
Ken Garff Automotive LLC 4.88%, 09/15/28(a)		600,000	576,157
Lithia Motors, Inc.,
3.88%, 06/01/29(a)		250,000	228,346
4.38%, 01/15/31(a)		500,000	453,285
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/29(a)		500,000	483,330
Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/29(a)		445,000	465,271
			2,712,760
Semiconductors	0.5%
Entegris, Inc. 5.95%, 06/15/30(a)		500,000	495,930
Specialty Finance	11.7%
Boost Newco Borrower LLC 7.50%, 01/15/31(a)		250,000	262,090
Bread Financial Holdings, Inc. 9.75%, 03/15/29(a)		750,000	806,055
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		1,790,000	1,900,356
Freedom Mortgage Corp.,
6.63%, 01/15/27(a)		500,000	500,085
12.00%, 10/01/28(a)		500,000	543,770
Freedom Mortgage Holdings LLC 9.13%, 05/15/31(a)		1,000,000	1,031,071
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR + 1.81%) 6.29%, 12/21/65(a)(b)		2,455,000	2,023,909
ILFC E-Capital Trust II (Variable, 3M CME Term SOFR + 2.06%) 6.54%, 12/21/65(a)(b)		1,000,000	834,644

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/31(a)		$830,000	$828,685
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00%, 07/15/31(a)		250,000	256,161
Nationstar Mortgage Holdings, Inc.,
5.50%, 08/15/28(a)		250,000	242,795
6.50%, 08/01/29(a)		660,000	658,882
OneMain Finance Corp. 9.00%, 01/15/29		500,000	530,705
Rithm Capital Corp. 8.00%, 04/01/29(a)		1,000,000	1,000,612
Starwood Property Trust, Inc. 6.00%, 04/15/30(a)		160,000	157,044
			11,576,864
Steel	1.0%
TMS International Corp. 6.25%, 04/15/29(a)		1,000,000	961,562
Transportation & Logistics	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/26(a)		375,000	374,179
Wholesale - Consumer Staples	2.2%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/29(a)		645,000	668,356
United Natural Foods, Inc. 6.75%, 10/15/28(a)		1,500,000	1,477,742
			2,146,098
TOTAL CORPORATE BONDS (Cost $59,624,537)			59,590,112
FOREIGN ISSUER BONDS	5.8%
Automotive	1.6%
Adient Global Holdings Ltd. 8.25%, 04/15/31(a)		1,000,000	1,020,430
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(b)		545,000	531,111
			1,551,541
Biotechnology & Pharmaceuticals	0.8%
Bausch Health Cos., Inc.,
6.13%, 02/01/27(a)		250,000	226,875
4.88%, 06/01/28(a)		250,000	200,000
5.25%, 01/30/30(a)		750,000	408,750
			835,625
Cable & Satellite	0.8%
LCPR Senior Secured Financing DAC 5.13%, 07/15/29(a)		1,000,000	802,339
Chemicals	0.7%
INEOS Finance PLC 7.50%, 04/15/29(a)		640,000	655,155

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Containers & Packaging	0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/27(a)		$125,000	$124,023
Household Products	0.4%
Perrigo Finance Unlimited Co. 6.13%, 09/30/32		455,000	444,913
Leisure Facilities & Services	0.2%
1011778 B.C. ULC/New Red Finance, Inc. 5.63%, 09/15/29(a)		155,000	152,678
Telecommunications	1.2%
Total Play Telecomunicaciones S.A. de C.V. 6.38%, 09/20/28(a)		1,500,000	1,159,374
TOTAL FOREIGN ISSUER BONDS (Cost $6,404,426)			5,725,648

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	26.2%
Barrow Hanley Floating Rate Fund†		2,243,237	21,928,527
iShares iBoxx $ High Yield Corporate Bond ETF		50,178	3,946,500
TOTAL INVESTMENT COMPANIES (Cost $26,060,106)			25,875,027
SHORT-TERM INVESTMENTS	4.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(d)		3,994,875	3,994,875
TOTAL SHORT-TERM INVESTMENTS (Cost $3,994,875)			3,994,875
TOTAL INVESTMENTS (Cost $98,240,135)	98.7%		97,393,224
NET OTHER ASSETS (LIABILITIES)	1.3%		1,234,050
NET ASSETS	100.0%		$98,627,274

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $63,886,059 or 65% of net assets.

(b)Floating rate security. The rate presented is the rate in effect at December 31, 2024, and the related index and spread are shown parenthetically for each security.
(c)Perpetual bond. Maturity date represents next call date.
(d)7-day current yield as of December 31, 2024 is disclosed.
†Investment in Affiliated Security.

Abbreviations:
CLO – Collateralized Loan Obligation
The following is a summary of the Fund's transactions with affiliates for the period ended December 31, 2024.
Security Description	Value 09/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
Barrow Hanley Floating Rate Fund	$19,476,068	$2,460,742	$—	$—	$(8,283)	$21,928,527	$460,742	$—

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

At December 31, 2024 the Barrow Hanley Credit Opportunities Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	2.2%
BBB	2.9
BB	28.1
B	54.0
CCC	5.8
Cash equivalents	4.1
N/A	1.6
Total	98.7%

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.3%
Brazil	4.2%
B3 S.A. - Brasil Bolsa Balcao		18,649	$30,988
Dexco S.A.		34,072	32,791
Lojas Renner S.A.(a)		15,134	29,625
TIM S.A.		10,967	25,851
			119,255
China	23.4%
Autohome, Inc. - ADR		2,067	53,639
Baidu, Inc. - Class A(a)		3,596	38,291
China International Capital Corp. Ltd. - Class H(b)		29,542	48,763
China Mengniu Dairy Co. Ltd.		21,420	48,429
China Merchants Bank Co. Ltd. - Class H		13,993	72,067
China Oilfield Services Ltd. - Class H		32,010	29,015
ENN Energy Holdings Ltd.		5,968	42,916
Great Wall Motor Co. Ltd. - Class H		35,588	62,592
JD.com, Inc. - Class A		3,947	69,115
Li Ning Co. Ltd.		13,557	28,732
Ping An Insurance Group Co. of China Ltd. - Class H		12,490	74,056
Sunny Optical Technology Group Co. Ltd.		3,927	34,812
Xinyi Glass Holdings Ltd.		43,702	44,396
Xinyi Solar Holdings Ltd.		56,663	22,908
			669,731
Hong Kong	4.5%
ASMPT Ltd.		4,965	47,882
Hang Lung Properties Ltd.		37,128	29,782
Sino Biopharmaceutical Ltd.		122,379	50,422
			128,086
India	5.6%
Axis Bank Ltd.		4,717	58,661
IndusInd Bank Ltd.		3,663	41,080
UPL Ltd.		10,317	60,374
			160,115
Indonesia	3.8%
Astra International Tbk PT		166,820	50,711
Telkom Indonesia Persero Tbk PT		352,055	58,929
			109,640
Macau	1.6%
Sands China Ltd.(a)		17,565	47,267
Malaysia	2.5%
Petronas Chemicals Group Bhd.		25,049	28,962
Public Bank Bhd.		41,156	41,970
			70,932

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mexico	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Series O		6,510	$41,827
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A		12,024	16,954
			58,781
Philippines	1.4%
BDO Unibank, Inc.		15,860	39,234
Russia	0.0%
Alrosa PJSC(c)		12,058	—
Moscow Exchange MICEX-RTS PJSC(c)		8,812	—
			—
Saudi Arabia	1.7%
Saudi National Bank (The)		5,526	49,121
South Africa	3.6%
Absa Group Ltd.		5,265	52,939
Gold Fields Ltd.		2,134	27,943
Sibanye Stillwater Ltd.(a)		27,595	21,905
			102,787
South Korea	16.4%
Amorepacific Corp.		617	43,663
HL Mando Co. Ltd.		1,911	52,100
Korea Electric Power Corp.(a)		2,330	31,564
Korea Investment Holdings Co. Ltd.		1,225	58,741
Samsung Electro-Mechanics Co. Ltd.		987	81,865
Shinhan Financial Group Co. Ltd.		541	17,543
SK Hynix, Inc.		907	103,933
SK Telecom Co. Ltd.		1,264	47,365
S-Oil Corp.		873	32,599
			469,373
Taiwan	12.7%
Bizlink Holding, Inc.		3,805	71,029
Hiwin Technologies Corp.		9,636	96,700
Largan Precision Co. Ltd.		761	62,093
MediaTek, Inc.		3,076	132,762
			362,584
Thailand	8.2%
Kasikornbank PCL - REG		11,726	53,574
PTT Exploration & Production PCL - REG		18,768	65,897
Siam Cement (The) PCL - REG		4,207	20,764
Thai Beverage PCL		147,897	59,022
Thai Union Group PCL - Class F		96,211	36,690
			235,947
United Arab Emirates	1.7%
First Abu Dhabi Bank PJSC		13,104	49,019

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	1.0%
Fresnillo PLC		3,664	$28,508
TOTAL COMMON STOCKS (Cost $2,994,356)			2,700,380
PREFERRED STOCKS	2.6%
Brazil	1.2%
Banco Bradesco S.A.(a)		17,805	33,479
Colombia	1.4%
Bancolombia S.A. - ADR, 10.21%(d)		1,323	41,688
TOTAL PREFERRED STOCKS (Cost $93,838)			75,167
SHORT-TERM INVESTMENTS	3.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(e)		96,731	96,731
TOTAL SHORT-TERM INVESTMENTS (Cost $96,731)			96,731
TOTAL INVESTMENTS (Cost $3,184,925)	100.3%		2,872,278
NET OTHER ASSETS (LIABILITIES)	(0.3%)		(8,038)
NET ASSETS	100.0%		$2,864,240

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $48,763 or 2% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At December 31, 2024 the industry sectors (excluding short-term investments) for the Barrow Hanley Emerging Markets Value Fund were:
Sector Allocation	% of Net Assets
Financials	28.1%
Information Technology	17.0
Consumer Discretionary	10.0
Industrials	9.3
Communication Services	7.8
Materials	7.8
Consumer Staples	7.1
Energy	4.4
Utilities	2.6
Health Care	1.8
Real Estate	1.0
Total	96.9%

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	1.3%
Other Asset-Backed Securities	1.3%
Empower CLO Ltd., Series 2023-2A - Class D (Floating, 3M CME Term SOFR + 5.40%, 5.40% Floor) 10.06%, 07/15/36(a)(b)		$500,000	$512,559
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.95%, 04/20/37(a)(b)		500,000	513,871
PPM CLO 7 Ltd., Series 2024-7A - Class E (Floating, 3M CME Term SOFR + 6.75%, 6.75% Floor) 12.07%, 07/20/37(a)(b)		350,000	361,881
			1,388,311
TOTAL ASSET-BACKED SECURITIES (Cost $1,345,113)			1,388,311

	Percentage of Net Assets	Shares	Value
BANK DEBTS	1.0%
Aerospace & Defense	0.8%
Cobham Ultra Senior Co. S.a r.l., Facility B (Floating, CME Term SOFR USD 3M + 3.75%)		772,402	768,818
Capital Goods	0.2%
Form Technologies LLC, Term Loan(c)		237,859	232,507
TOTAL BANK DEBTS (Cost $1,004,371)			1,001,325

	Percentage of Net Assets	Principal Amount	Value
BANK LOAN OBLIGATIONS(b)	83.8%
Aerospace & Defense	1.1%
Peraton Corp., Term B Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.21%, 02/01/28		930,533	864,037
TransDigm, Inc., Tranche L Term Loan (Floating, CME Term SOFR USD 3M + 2.50%) 6.83%, 01/19/32		313,215	313,703
			1,177,740
Asset Management	2.9%
Fiserv Investment Solutions, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.00%) 8.52%, 02/18/27		918,009	878,131
Golden State Foods LLC (Floating, CME Term SOFR USD 1M + 4.25%) 8.77%, 10/07/31		235,949	237,792
Nexus Buyer LLC, Amendment No. 7 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.36%, 07/31/31		1,937,379	1,942,222
			3,058,145
Banking	0.5%
Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan (Floating, CME Term SOFR USD 6M + 3.25%) 7.66%, 04/03/28		490,323	493,235

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Basic Industry	0.4%
A-AP Buyer, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.61%, 09/09/31		$405,000	$407,531
Beverage, Food & Tobacco	0.2%
Del Monte Foods Corp. II, Inc., First Out DDTL (Floating, CME Term SOFR USD 3M + 8.00%, 0.50% Floor) 12.62%, 08/02/28		14,721	14,633
Del Monte Foods Corp. II, Inc., First Out Term Loan 08/02/28(c)		107,751	107,105
Del Monte Foods Corp. II, Inc., Second Out Term Loans (Floating, CME Term SOFR USD 3M + 4.40%, 0.50% Floor) 8.87%, 08/02/28		106,556	63,560
Del Monte Foods Corp. II, Inc., Third Out Term Loan (Floating, CME Term SOFR USD 3M + 4.90%, 0.50% Floor) 9.26%, 08/02/28		242,550	49,116
			234,414
Beverages	0.3%
Triton Water Holdings, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.84%, 03/31/28		282,323	284,195
Brokerage Assetmanagers Exchanges	1.5%
DRW Holdings LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 6M + 3.50%) 8.59%, 06/26/31		148,546	148,423
Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 9.61%, 10/06/28		350,000	352,408
GTCR Everest Borrower LLC, Initial Term Loan 09/05/31(c)		235,126	235,787
Jefferies Finance LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.36%, 10/21/31		786,498	788,959
			1,525,577
Buildings & Real Estate	0.6%
Crown Subsea Communications Holding, Inc., 2024 Term Loan (Floating, CME Term SOFR USD 1M + 4.00%, 0.75% Floor) 8.57%, 01/30/31		646,750	655,843
Cable & Satellite	1.4%
CSC Holdings LLC, 2022 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.50%) 8.90%, 01/18/28		776,175	759,790
CSC Holdings LLC, September 2019 Initial Term Loan (Floating, ICE SOFR USD 6M + 2.50%) 7.17%, 04/15/27		773,753	712,696
			1,472,486
Capital Goods	3.5%
Goat Holdco LLC, Term B Loan 12/10/31(c)		202,525	202,424

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Indicor LLC, Tranche C Dollar Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 7.08%, 11/22/29		$778,209	$780,155
Mauser Packaging Solutions Holding Co., Term B-1 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.59%, 04/15/27		280,156	281,856
Pactiv Evergreen, Inc., Tranche B-4 U.S. Term Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.86%, 09/24/28		726,761	729,261
ProAmpac PG Borrower LLC, 2024-1 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor) 8.66%, 09/15/28		495,009	495,999
TK Elevator Midco GmbH, Facility B2 (Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 8.59%, 04/30/30		1,139,005	1,146,556
			3,636,251
Cargo Transport	0.4%
Kenan Advantage Group (The), Inc., U.S. Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.61%, 01/25/29		378,021	379,677
Chemicals	4.0%
Chemours (The) Co., Tranche B-3 US$ Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.36%, 08/18/28		1,481,250	1,487,264
Mativ Holdings, Inc., Term B Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.22%, 04/20/28		1,109,339	1,101,019
Momentive Performance Materials, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.36%, 03/29/28		776,175	783,937
W. R. Grace Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.58%, 09/22/28		766,716	772,849
			4,145,069
Chemicals, Plastics & Rubber	2.1%
Koppers, Inc., Term B-2 Loan,
04/10/30(c)		2,926	2,931
(Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.89%, 04/10/30		1,167,321	1,169,516
Wilsonart LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%) 8.58%, 08/05/31		1,012,462	1,013,606
			2,186,053

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Commercial Support Services	0.5%
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan 11/19/31(d)		$31,602	$31,654
Raven Acquisition Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.61%, 11/19/31		442,430	443,151
			474,805
Communications	1.6%
Magnite, Inc., Amendment No.1 Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.75%) 8.11%, 02/06/31		1,616,885	1,635,075
Construction Materials	1.1%
Potters Industries LLC, 2024 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.11%, 12/14/27		1,141,098	1,150,603
Consumer Cyclical	4.7%
Adient U.S. LLC, Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.25%) 6.61%, 01/31/31		1,114,640	1,118,029
BIFM CA Buyer, Inc., 2024-2 Term Loan,
05/31/28(c)		80,156	80,757
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 8.11%, 05/31/28		748,887	754,504
Champions Holdco, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.75%) 9.27%, 02/23/29		1,203,950	1,137,360
DS Parent, Inc., Term Loan B (Floating, CME Term SOFR USD 3M + 5.50%, 0.75% Floor) 9.83%, 01/31/31		995,000	941,937
Hanesbrands, Inc., Initial Tranche B Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 8.11%, 03/08/30		176,116	177,436
Oravel Stays Private Limited, Term Loan B 12/20/29(c)		314,800	305,356
TMF Sapphire Bidco B.V., Facility B3 (Floating, CME Term SOFR USD 3M + 3.50%) 8.09%, 05/03/28		391,060	394,728
			4,910,107
Consumer Non-Cyclical	2.2%
Charlotte Buyer, Inc., First Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.75%, 0.50% Floor) 9.20%, 02/11/28		779,138	783,228
Medline Borrower LP, Third Amendment Incremental Term Loan (Floating, CME Term SOFR USD 1M + 2.25%, 0.50% Floor) 6.61%, 10/23/28		699,879	701,762

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Summit Behavioral Healthcare LLC, Tranche B-1 Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor) 8.76%, 11/24/28		$977,133	$781,706
U.S. Fertility Enterprises LLC, Initial Delayed Draw Term Loan 10/11/31(d)		6,839	6,886
			2,273,582
Containers & Packaging	0.4%
Five Star Lower Holding LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.68%, 05/05/29		386,113	382,638
Containers, Packaging & Glass	0.6%
Pregis TopCo LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.36%, 07/31/26		435,417	437,594
Pregis TopCo LLC, Third Amendment Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.00%, 0.50% Floor) 8.47%, 07/31/26		191,057	191,773
			629,367
Diversified/Conglomerate Manufacturing	2.4%
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.60%, 12/21/28		772,760	774,931
Ranpak Corp., Dutch Facility 12/12/31(c)		156,648	156,256
Ranpak Corp., Seven-Year Term Loan 12/12/31(c)		244,763	244,152
VT Topco, Inc., Second Amendment Term Loan,
08/09/30(c)		1,241	1,247
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 7.33%, 08/09/30		495,016	497,669
WireCo WorldGroup, Inc., 2023 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 8.38%, 11/13/28		941,824	875,897
			2,550,152
Diversified/Conglomerate Service	4.8%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 8.21%, 05/12/28		743,479	745,271
DXP Enterprises, Inc., 2024 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 1.00% Floor) 8.11%, 10/11/30		780,145	788,274
Emerald X, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 5.00%) 9.46%, 05/22/26		388,087	389,787
Filtration Group Corp., 2021 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 7.97%, 10/21/28		631,309	635,570

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Heartland Dental LLC, 2024 New Term Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.75% Floor) 8.86%, 04/28/28		$948,170	$948,862
Russell Investments U.S. Institutional Holdco, Inc., 2027 Term Loan (Floating, CME Term SOFR USD 3M + 6.50%, 1.00% Floor) 11.09%, 05/30/27		1,622,775	1,543,665
			5,051,429
Electrical	2.4%
MH Sub I LLC, 2023 May Incremental Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 8.61%, 05/03/28		2,540,073	2,539,616
Electrical Equipment	1.5%
Global IID Parent LLC, Term B Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor) 8.97%, 12/16/28		1,532,453	1,527,672
Electronics	1.0%
Ultra Clean Holdings, Inc., Seventh Amendment Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 7.61%, 02/25/28		1,018,452	1,025,459
Finance	2.0%
Aretec Group, Inc., Term B-3 Loan,
08/09/30(c)		79,453	79,515
(Floating, CME Term SOFR USD 1M + 3.50%) 7.86%, 08/09/30		698,981	699,526
Jane Street Group LLC, Seventh Amendment Extended Term Loan (Floating, CME Term SOFR USD 3M + 2.00%) 6.40%, 12/15/31		242,399	241,351
MSP Recovery Law Firm, Tranche 1 Loan 17.50%, 04/08/25(e)		612,857	236,318
Osaic Holdings, Inc., Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.86%, 08/17/28		805,955	808,244
			2,064,954
Food	0.6%
Aspire Bakeries Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.25%) 8.61%, 12/23/30		333,626	336,128
Chefs' Warehouse (The), Inc., 2022 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 7.86%, 08/23/29		341,346	343,053
			679,181
Health Care Facilities & Services	4.6%
Agiliti Health, Inc., Term Loan (Floating, CME Term SOFR USD 3M + 3.00%) 7.59%, 05/01/30		403,977	395,898
Bella Holding Co. LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.21%, 05/10/28		1,167,145	1,173,167

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.84%, 03/30/29		$390,000	$375,437
Dermatology Intermediate Holdings III, Inc., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.50%, 0.50% Floor) 10.09%, 03/30/29		803,925	786,504
Sharp Services LLC, Tranche D Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.58%, 12/31/28		768,354	774,601
Star Parent, Inc., Term Loan (Floating, CME Term SOFR USD 3M + 4.00%) 8.33%, 09/27/30		496,250	484,216
U.S. Fertility Enterprises LLC, Initial Term Loan (Floating, CME Term SOFR USD 6M + 4.50%) 8.78%, 10/11/31		150,461	151,496
WCG Intermediate Corp., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 1.00% Floor) 7.86%, 01/08/27		635,134	637,173
			4,778,492
Healthcare & Pharmaceuticals	1.0%
MED ParentCo LP, Ninth Amendment Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.86%, 04/15/31		1,039,965	1,047,183
Healthcare, Education & Childcare	2.3%
KUEHG Corp., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.84%, 06/12/30		122,221	123,335
LifePoint Health, Inc. , 2024-1 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 8.41%, 05/17/31		1,489,563	1,493,704
Zest Acquisition Corp., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.25%) 9.84%, 02/08/28		742,629	749,127
			2,366,166
Home & Office Products	0.5%
Osmosis Buyer Ltd., 2024 Refinancing Term B Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 8.05%, 07/31/28		500,715	500,715
Home Construction	0.8%
Chariot Buyer LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 7.71%, 11/03/28		838,707	842,691
Industrial Intermediate Products	0.8%
AZZ, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.86%, 05/13/29		811,119	813,293

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Institutional Financial Services	0.5%
Ascensus Group Holdings, Inc., Amendment No.4 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.36%, 08/02/28		$559,719	$563,917
Insurance	4.4%
Acrisure LLC, 2024 Repricing Term B-6 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.36%, 11/06/30		2,043,279	2,042,645
Asurion LLC, New B-11 Term Loan (Floating, CME Term SOFR USD 1M + 4.25%) 8.71%, 08/19/28		435,566	435,567
Asurion LLC, New B-4 Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 9.72%, 01/20/29		790,000	760,620
Goosehead Insurance Holdings LLC, Term Loan B 12/11/31(c)		162,020	162,830
OneDigital Borrower LLC, Closing Date Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 7.61%, 07/02/31		381,877	382,366
OneDigital Borrower LLC, Initial Loan (Floating, CME Term SOFR USD 1M + 5.25%, 0.50% Floor) 9.61%, 07/02/32		810,000	805,448
			4,589,476
Leisure Facilities & Services	0.2%
Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 7.59%, 04/04/29		193,560	193,850
Machinery	3.3%
Alliance Laundry Systems LLC, Initial Term B Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.84%, 08/19/31		1,020,000	1,025,559
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan (Floating, CME Term SOFR USD 3M + 6.00%, 0.75% Floor) 10.59%, 05/21/29		395,000	394,408
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.75% Floor) 8.34%, 05/19/28		643,367	646,990
Pro Mach Group, Inc., Amendment No. 4 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 1.00% Floor) 7.86%, 08/31/28		770,046	775,698
SPX Flow, Inc., December 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.36%, 04/05/29		551,025	554,744
			3,397,399
Mining, Steel, Iron & Non-Precious Metals	2.1%
TMS International Corp., Term B-6 Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor) 8.34%, 03/02/30		2,152,745	2,166,200

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oil & Gas Supply Chain	0.4%
Apro LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 8.27%, 07/09/31		$403,988	$407,522
Other Industrial	1.5%
Azuria Water Solutions, Inc., 2024 Second Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.11%, 05/17/28		764,879	769,468
Service Logic Acquisition, Inc., Relevant Term Loan (Floating, CME Term SOFR USD 3M + 3.50%, 0.75% Floor) 8.09%, 10/29/27		761,779	766,068
			1,535,536
Printing & Publishing	0.7%
LABL, Inc., Initial Dollar Term Loan (Floating, CME Term SOFR USD 1M + 5.00%, 0.50% Floor) 9.46%, 10/29/28		766,715	739,804
Publishing & Broadcasting	0.4%
Fleet Midco I Ltd., Facility B2 (Floating, CME Term SOFR USD 6M + 2.75%) 7.58%, 02/21/31		406,517	408,549
Real Estate Investment Trusts	0.4%
OEG Borrower LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.85%, 06/30/31		403,988	403,483
Retail	1.2%
United Natural Foods, Inc., 2024 Term Loan (Floating, CME Term SOFR USD 1M + 4.75%) 9.11%, 05/01/31		1,205,981	1,222,261
Retail - Discretionary	2.1%
Petco Health and Wellness Co., Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.75% Floor) 7.84%, 03/03/28		1,045,000	1,013,107
PetSmart LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.21%, 02/11/28		764,692	760,869
Victoria's Secret & Co., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.94%, 08/02/28		382,114	383,546
			2,157,522
Retail Stores	3.8%
BCPE Empire Holdings, Inc., Amendment No. 7 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 7.86%, 12/11/28		2,053,383	2,061,945
Dave & Buster's, Inc., 2024 Incremental Term B Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 7.81%, 11/01/31		1,020,000	998,325

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Dave & Buster's, Inc., 2024 Refinancing Term B Loan 06/29/29(c)		$162,020	$158,882
Upbound Group, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 7.34%, 02/17/28		722,606	722,607
			3,941,759
Semiconductors	0.1%
Icon Parent I Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.00%) 7.52%, 11/13/31		155,000	155,436
Software	1.2%
Adeia, Inc., Amendment No. 3 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.37%, 06/08/28		451,384	451,949
Central Parent LLC, 2024 Refinancing Term Loan 07/06/29(c)		282,826	278,620
Cotiviti, Inc., Initial Floating Rate Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.30%, 05/01/31		563,683	566,152
			1,296,721
Specialty Finance	0.5%
Blackstone Mortgage Trust, Inc., Term B-5 Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 8.23%, 12/10/28		155,124	155,705
Greystone Select Financial LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.00%) 9.88%, 06/16/28		376,829	374,003
			529,708
Technology	3.4%
Compass Power Generation LLC, Tranche B-3 Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 1.00% Floor) 8.11%, 04/14/29		784,857	789,519
Imprivata, Inc., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 8.09%, 12/01/27		58,704	58,997
Ingram Micro, Inc., Additional Term B-1 Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 7.08%, 09/22/31		182,348	183,260
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan,
11/17/31(c)		204,365	204,557
(Floating, CME Term SOFR USD 1M + 3.00%) 7.44%, 11/17/31		810,000	810,761
Proofpoint, Inc., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.36%, 08/31/28		769,537	772,715

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
RealPage, Inc., 2024-1 Incremental Term Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor) 8.08%, 04/24/28		$158,851	$159,248
Taboola, Inc., Tranche B Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.47%, 09/01/28		610,721	609,195
			3,588,252
Telecommunications	0.6%
Eagle Broadband Investments LLC, Initial Term Loan 11/12/27(c)		618,916	619,430
Transportation & Logistics	1.6%
AAdvantage Loyality IP Ltd., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.75%, 0.75% Floor) 9.63%, 04/20/28		829,500	850,520
Apple Bidco LLC, Amendment No. 3 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 7.86%, 09/22/28		775,244	779,609
			1,630,129
Wholesale - Discretionary	0.7%
Fleetpride, Inc., 2023 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor) 8.86%, 09/29/28		809,950	751,609
TOTAL BANK LOAN OBLIGATIONS (Cost $87,217,298)			87,197,959
CORPORATE BONDS	8.8%
Automotive	0.9%
Tenneco, Inc. 8.00%, 11/17/28(a)		1,000,000	932,009
Biotechnology & Pharmaceuticals	0.1%
Bausch Health Americas, Inc. 8.50%, 01/31/27(a)		115,000	94,588
Cable & Satellite	1.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/30(a)		685,000	625,519
CSC Holdings LLC 4.13%, 12/01/30(a)		1,580,000	1,135,014
			1,760,533
Chemicals	1.0%
Chemours (The) Co. 4.63%, 11/15/29(a)		1,185,000	1,029,558
Containers & Packaging	0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/29(a)		500,000	429,497
Insurance	0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/30(a)		320,000	329,491

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Retail - Discretionary	0.4%
Ken Garff Automotive LLC 4.88%, 09/15/28(a)		$395,000	$379,303
Specialty Finance	3.9%
AerCap Global Aviation Trust (Variable, 3M CME Term SOFR + 4.56%) 6.50%, 06/15/45(a)(f)		790,000	788,272
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		1,185,000	1,258,057
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR + 1.81%) 6.29%, 12/21/65(a)(b)		1,343,000	1,107,173
ILFC E-Capital Trust II (Variable, 3M CME Term SOFR + 2.06%) 6.54%, 12/21/65(a)(b)		1,102,000	919,778
			4,073,280
Steel	0.1%
TMS International Corp. 6.25%, 04/15/29(a)		115,000	110,580
TOTAL CORPORATE BONDS (Cost $9,273,508)			9,138,839
FOREIGN ISSUER BONDS	1.0%
Automotive	0.6%
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(f)		625,000	609,073
Biotechnology & Pharmaceuticals	0.4%
Bausch Health Cos., Inc. 5.25%, 01/30/30(a)		790,000	430,550
TOTAL FOREIGN ISSUER BONDS (Cost $1,136,854)			1,039,623

	Percentage of Net Assets	Shares	Value
WARRANTS	0.0%(g)
Manufacturing	0.0%(g)
Service King, Strike Price $-(e)(h)		2,554	—
TOTAL WARRANTS (Cost $—)			—
SHORT-TERM INVESTMENTS	3.7%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(i)		3,880,832	3,880,832
TOTAL SHORT-TERM INVESTMENTS (Cost $3,880,832)			3,880,832
TOTAL INVESTMENTS (Cost $103,857,976)	99.6%		103,646,889
NET OTHER ASSETS (LIABILITIES)	0.4%		403,397
NET ASSETS	100.0%		$104,050,286

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $10,957,700 or 11% of net assets.

(b)Floating rate security. The rate presented is the rate in effect at December 31, 2024, and the related index and spread are shown parenthetically for each security.
(c)Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date.
(d)Unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(e)Security valued pursuant to Level 3 unobservable inputs.
(f)Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(g)Amount rounds to less than 0.005%
(h)Non-income producing security.
(i)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
USD – United States Dollar

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.2%
Canada	5.7%
Bank of Nova Scotia (The)		12,300	$660,501
Enbridge, Inc.		13,500	572,983
Suncor Energy, Inc.		12,680	452,615
			1,686,099
Finland	2.8%
Fortum OYJ		38,098	533,321
Stora Enso OYJ - REG		28,007	281,864
			815,185
France	7.5%
Arkema S.A.		4,951	377,201
BNP Paribas S.A.		10,922	669,989
Sanofi S.A.		7,044	683,976
SCOR S.E.		2,939	71,969
Thales S.A.		2,905	417,218
			2,220,353
Germany	9.3%
BASF S.E.		13,210	579,273
Continental A.G.		7,897	532,127
Deutsche Post A.G.		10,678	376,959
Fraport A.G. Frankfurt Airport Services Worldwide(a)		5,649	343,620
Infineon Technologies A.G.		13,067	426,530
Rheinmetall A.G.		760	485,570
			2,744,079
Hong Kong	4.8%
AIA Group Ltd.		66,800	484,229
ASMPT Ltd.		27,600	266,169
Jardine Matheson Holdings Ltd.		7,200	294,984
Link REIT		89,447	378,327
			1,423,709
Isle Of Man	0.3%
Entain PLC		10,306	88,663
Italy	7.0%
Azimut Holding S.p.A.		21,525	536,421
Enel S.p.A.		79,649	568,390
Saipem S.p.A.(a)		155,430	406,564
Snam S.p.A.		129,640	574,662
			2,086,037
Japan	16.6%
Asahi Group Holdings Ltd.		34,700	364,027
Komatsu Ltd.		15,000	408,635
Makita Corp.		20,900	635,548
MINEBEA MITSUMI, Inc.		19,600	313,955
Nabtesco Corp.		25,067	442,980

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
NIPPON EXPRESS HOLDINGS, Inc.		28,800	$436,668
NSK Ltd.		85,200	368,827
Olympus Corp.		31,100	464,331
Persol Holdings Co. Ltd.		193,100	289,270
Tosoh Corp.		26,800	358,208
TOTO Ltd.		19,600	469,545
Welcia Holdings Co. Ltd.		27,200	354,337
			4,906,331
Netherlands	5.2%
Akzo Nobel N.V.		8,505	510,622
Euronext N.V.(b)		5,142	576,843
Randstad N.V.		10,495	442,568
			1,530,033
Norway	3.0%
Aker BP ASA		24,302	477,741
Equinor ASA		17,710	420,064
			897,805
Singapore	2.5%
United Overseas Bank Ltd.		27,500	731,575
South Korea	0.9%
SK Hynix, Inc.		2,261	259,089
Sweden	6.3%
Boliden AB		15,074	424,106
Electrolux AB - Class B(a)		42,059	348,875
Elekta AB - Class B		57,132	315,598
Getinge AB - Class B		25,072	411,273
SKF AB - Class B		19,835	372,293
			1,872,145
Switzerland	4.4%
Barry Callebaut A.G. - REG		306	407,428
Julius Baer Group Ltd.		14,023	909,691
			1,317,119
United Kingdom	16.9%
BAE Systems PLC		19,287	277,310
Centrica PLC		298,158	498,681
CK Hutchison Holdings Ltd.		85,500	456,857
Legal & General Group PLC		157,122	452,019
M&G PLC		199,285	493,606
Mondi PLC		34,585	516,100
Persimmon PLC		28,276	424,077
Smith & Nephew PLC		41,657	517,019
St. James's Place PLC		52,648	572,099
Standard Chartered PLC		63,143	781,475
			4,989,243
TOTAL COMMON STOCKS (Cost $27,161,062)			27,567,465

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	3.5%
Germany	3.5%
Dr Ing hc F Porsche A.G., 3.96%(b)(c)		7,024	$425,650
Henkel A.G. & Co. KGaA, 2.19%(c)		6,979	612,484
			1,038,134
TOTAL PREFERRED STOCKS (Cost $1,129,409)			1,038,134
SHORT-TERM INVESTMENTS	2.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(d)		635,665	635,665
TOTAL SHORT-TERM INVESTMENTS (Cost $635,665)			635,665
TOTAL INVESTMENTS (Cost $28,926,136)	98.9%		29,241,264
NET OTHER ASSETS (LIABILITIES)	1.1%		334,695
NET ASSETS	100.0%		$29,575,959

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $1,002,493 or 3% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
REG – Registered
REIT – Real Estate Investment Trust
At December 31, 2024 the industry sectors (excluding short-term investments) for the Barrow Hanley International Value Fund were:
Sector Allocation	% of Net Assets
Financials	23.3%
Industrials	23.1
Materials	10.4
Health Care	8.2
Energy	7.9
Utilities	7.3
Consumer Discretionary	6.1
Consumer Staples	5.9
Information Technology	3.2
Real Estate	1.3
Total	96.7%

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	5.7%
Other Asset-Backed Securities	2.6%
Wendy's Funding LLC, Series 2021-1A - Class A2I 2.37%, 06/15/51(a)		$173,618	$154,545
Taco Bell Funding LLC, Series 2021-1A - Class A2II 2.29%, 08/25/51(a)		176,850	156,819
Volkswagen Auto Loan Enhanced Trust, Series 2021-1 - Class A3 1.02%, 06/22/26		18,450	18,352
Toyota Auto Receivables Owner Trust, Series 2022-A - Class A3 1.23%, 06/15/26		29,976	29,747
AmeriCredit Automobile Receivables Trust, Series 2022-2 - Class A3 4.38%, 04/18/28		115,073	114,943
BMW Vehicle Owner Trust, Series 2022-A - Class A3 3.21%, 08/25/26		26,220	26,101
Ally Auto Receivables Trust, Series 2022-1 - Class A3 3.31%, 11/15/26		52,485	52,266
Honda Auto Receivables Owner Trust, Series 2022-1 - Class A3 1.88%, 05/15/26		198,712	197,006
John Deere Owner Trust, Series 2022-A - Class A3 2.32%, 09/15/26		79,046	78,387
John Deere Owner Trust, Series 2022-B - Class A3 3.74%, 02/16/27		131,248	130,677
Ford Credit Auto Owner Trust, Series 2023-A - Class A3 4.65%, 02/15/28		260,000	260,463
GM Financial Revolving Receivables Trust, Series 2021-1 - Class A 1.17%, 06/12/34(a)		155,000	146,264
CNH Equipment Trust, Series 2023-A - Class A3 4.81%, 08/15/28		235,000	235,894
CNH Equipment Trust, Series 2024-B - Class A2A 5.42%, 10/15/27		325,000	326,834
Fifth Third Auto Trust, Series 2023-1 - Class A2A 5.80%, 11/16/26		55,906	56,018
Ford Credit Auto Owner Trust, Series 2021-2 - Class A 1.53%, 05/15/34(a)		205,000	193,609
John Deere Owner Trust, Series 2024-B - Class A2A 5.42%, 05/17/27		1,625,000	1,635,287
Toyota Auto Loan Extended Note Trust, Series 2020-1A - Class A 1.35%, 05/25/33(a)		215,000	212,186
Mercedes-Benz Auto Lease Trust, Series 2024-B - Class A3 4.23%, 02/15/28		515,000	512,637
			4,538,035

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Specialty Finance	1.0%
Honda Auto Receivables Owner Trust, Series 2023-2 - Class A3 4.93%, 11/15/27		$270,000	$271,749
Toyota Auto Loan Extended Note Trust, Series 2023-1A - Class A 4.93%, 06/25/36(a)		100,000	100,846
GM Financial Automobile Leasing Trust, Series 2024-1 - Class A3 5.09%, 03/22/27		860,000	865,221
Mercedes-Benz Auto Lease Trust, Series 2024-A - Class A2A 5.44%, 02/16/27		527,771	530,289
			1,768,105
Institutional Financial Services	0.5%
BMW Vehicle Lease Trust, Series 2023-2 - Class A3 5.99%, 09/25/26		879,058	884,855
Auto Loan	1.6%
AmeriCredit Automobile Receivables Trust, Series 2024-1 - Class A2A 5.75%, 02/18/28		1,332,714	1,338,407
Americredit Automobile Receivables Trust, Series 2023-1 - Class A2A 5.84%, 10/19/26		36,525	36,568
Porsche Financial Auto Securitization Trust, Series 2024-1 - Class A3 10.63%, 01/22/30(a)		1,310,000	1,305,815
			2,680,790
TOTAL ASSET-BACKED SECURITIES (Cost $9,840,028)			9,871,785
CORPORATE BONDS	22.4%
Automotive	0.8%
Ford Motor Credit Co. LLC,
5.13%, 06/16/25		460,000	459,717
4.13%, 08/04/25		460,000	457,153
3.38%, 11/13/25		405,000	398,653
			1,315,523
Banking	0.8%
Bank of America Corp. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%) 2.48%, 09/21/36(b)		1,595,000	1,301,844
Biotechnology & Pharmaceuticals	2.5%
Bayer U.S. Finance II LLC,
4.25%, 12/15/25(a)		645,000	640,661
3.95%, 04/15/45(a)		1,770,000	1,222,443
Bayer U.S. Finance LLC,
6.13%, 11/21/26(a)		585,000	596,206
6.50%, 11/21/33(a)		1,930,000	1,963,182
			4,422,492
Cable & Satellite	0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.55%, 06/01/34		1,100,000	1,125,500

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Chemicals	0.1%
EIDP, Inc. 1.70%, 07/15/25		$150,000	$147,633
Communications	1.8%
Cox Communications, Inc.,
5.45%, 09/01/34(a)		1,090,000	1,055,444
5.95%, 09/01/54(a)		2,200,000	2,040,730
			3,096,174
Electric Utilities	9.5%
Appalachian Power Co. 4.50%, 03/01/49		1,550,000	1,242,953
Arizona Public Service Co. 2.65%, 09/15/50		90,000	52,201
Consumers Energy Co. 2.50%, 05/01/60		67,000	36,973
Dominion Energy, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%) 6.63%, 05/15/55(b)		1,390,000	1,413,152
DTE Energy Co. 1.05%, 06/01/25		620,000	610,435
Duke Energy Carolinas LLC,
6.00%, 01/15/38		125,000	130,058
6.05%, 04/15/38		355,000	373,389
3.20%, 08/15/49		305,000	203,471
Duke Energy Corp. 5.80%, 06/15/54		710,000	692,255
Duke Energy Progress LLC,
4.15%, 12/01/44		465,000	378,721
4.20%, 08/15/45		225,000	182,454
Duke Energy Progress NC Storm Funding LLC 2.39%, 07/01/37		1,135,000	908,284
Entergy Arkansas LLC 3.35%, 06/15/52		145,000	97,244
Entergy Corp.,
2.80%, 06/15/30		295,000	262,787
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.67%) 7.13%, 12/01/54(b)		365,000	371,136
Entergy Louisiana LLC,
4.00%, 03/15/33		380,000	347,798
5.35%, 03/15/34		785,000	784,518
Florida Power & Light Co. 3.95%, 03/01/48		125,000	98,299
Kentucky Utilities Co. 3.30%, 06/01/50		160,000	107,922
MidAmerican Energy Co. 3.65%, 08/01/48		290,000	215,245
National Rural Utilities Cooperative Finance Corp. 5.45%, 10/30/25		195,000	196,410

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Pacific Gas and Electric Co. 5.55%, 05/15/29		$275,000	$279,418
PacifiCorp,
4.15%, 02/15/50		890,000	687,640
5.35%, 12/01/53		570,000	524,871
5.50%, 05/15/54		1,110,000	1,037,888
Public Service Enterprise Group, Inc. 5.45%, 04/01/34		620,000	618,709
Sempra,
3.30%, 04/01/25		630,000	627,529
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%) 6.40%, 10/01/54(b)		1,045,000	1,036,145
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.79%) 6.88%, 10/01/54(b)		785,000	793,767
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.14%) 6.55%, 04/01/55(b)		360,000	357,263
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%) 6.63%, 04/01/55(b)		645,000	644,040
System Energy Resources, Inc. 5.30%, 12/15/34		385,000	377,097
Vistra Operations Co. LLC 5.13%, 05/13/25(a)		805,000	804,103
			16,494,175
Gas & Water Utilities	0.9%
National Fuel Gas Co.,
3.95%, 09/15/27		135,000	131,153
2.95%, 03/01/31		680,000	585,551
NiSource, Inc. 5.25%, 03/30/28		825,000	832,172
			1,548,876
Home & Office Products	0.4%
Whirlpool Corp. 5.15%, 03/01/43		900,000	753,144
Institutional Financial Services	0.1%
Morgan Stanley (Variable, U.S. SOFR + 1.36%) 2.48%, 09/16/36(b)		185,000	150,500
Insurance	0.7%
Markel Group, Inc.,
5.00%, 05/20/49		765,000	666,364
3.45%, 05/07/52		915,000	608,791
			1,275,155
Oil & Gas Supply Chain	0.9%
BP Capital Markets America, Inc. 3.38%, 02/08/61		375,000	237,849

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Energy Transfer L.P. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%) 8.00%, 05/15/54(b)		$500,000	$523,993
Enterprise Products Operating LLC 4.95%, 02/15/35		310,000	300,153
Kinder Morgan Energy Partners L.P. 5.40%, 09/01/44		75,000	68,494
ONEOK Partners L.P. 6.85%, 10/15/37		110,000	118,506
Sempra Infrastructure Partners L.P. 3.25%, 01/15/32(a)		420,000	350,814
			1,599,809
Real Estate Investment Trusts	0.4%
Alexandria Real Estate Equities, Inc. 3.55%, 03/15/52		350,000	238,580
Extra Space Storage L.P. 5.35%, 01/15/35		395,000	389,718
			628,298
Specialty Finance	0.1%
Fidelity National Financial, Inc. 3.20%, 09/17/51		155,000	95,605
Moody's Corp. 2.55%, 08/18/60		75,000	37,967
			133,572
Technology Hardware	0.0%(c)
Dell International LLC/EMC Corp. 3.45%, 12/15/51		60,000	40,772
Telecommunications	1.3%
AT&T, Inc.,
3.80%, 12/01/57		500,000	345,671
3.65%, 09/15/59		2,095,000	1,391,323
Sprint Capital Corp. 8.75%, 03/15/32		400,000	478,680
			2,215,674
Tobacco & Cannabis	1.5%
BAT Capital Corp. 4.54%, 08/15/47		1,395,000	1,109,202
Reynolds American, Inc. 5.70%, 08/15/35		1,440,000	1,444,524
			2,553,726
Transportation & Logistics	0.0%(c)
American Airlines Pass Through Trust, Series 2019-1 - Class AA 3.15%, 02/15/32		75,585	68,359
TOTAL CORPORATE BONDS (Cost $39,225,556)			38,871,226

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	10.1%
Automotive	0.2%
Nissan Motor Co. Ltd. 4.81%, 09/17/30(a)		$400,000	$374,937
Banking	1.7%
BPCE S.A. (Variable, U.S. SOFR + 2.79%) 6.51%, 01/18/35(a)(b)		2,185,000	2,190,030
Intesa Sanpaolo S.p.A. (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%) 4.20%, 06/01/32(a)(b)		460,000	400,060
Mitsubishi UFJ Financial Group, Inc. 2.19%, 02/25/25		315,000	313,793
			2,903,883
Electric Utilities	1.1%
Electricite de France S.A.,
4.75%, 10/13/35(a)		670,000	616,535
6.00%, 04/22/64(a)		1,045,000	1,011,133
National Grid PLC 5.81%, 06/12/33		395,000	403,150
			2,030,818
Insurance	0.6%
Fairfax Financial Holdings Ltd. 6.35%, 03/22/54		1,015,000	1,049,079
Oil & Gas Supply Chain	2.4%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%) 6.45%, 12/01/33(b)(d)		1,080,000	1,111,788
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%) 7.20%, 06/27/54(b)		850,000	873,481
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%) 7.38%, 03/15/55(b)		2,105,000	2,185,838
			4,171,107
Sovereign Government	2.6%
Israel Government International Bond,
5.38%, 03/12/29		360,000	358,895
5.50%, 03/12/34		1,435,000	1,400,108
Mexico Government International Bond,
4.28%, 08/14/41		1,765,000	1,294,321
3.77%, 05/24/61		2,545,000	1,440,331
			4,493,655
Specialty Finance	1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%) 6.95%, 03/10/55(b)		1,675,000	1,724,946

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Telecommunications	0.5%
Rogers Communications, Inc. 4.30%, 02/15/48		$1,058,000	$828,220
TOTAL FOREIGN ISSUER BONDS (Cost $17,554,150)			17,576,645
MORTGAGE-BACKED SECURITIES	46.6%
Commercial Mortgage-Backed Securities	1.1%
BX Commercial Mortgage Trust, Series 2021-VOLT - Class A (Floating, 1M CME Term SOFR + 0.81%, 0.70% Floor) 5.21%, 09/15/36(a)(e)		550,000	548,969
NRTH Mortgage Trust, Series 2024-PARK - Class A (Floating, 1M CME Term SOFR + 1.64%, 1.64% Floor) 6.04%, 03/15/39(a)(e)		1,450,000	1,450,906
			1,999,875
Non-Agency Mortgage-Backed Security	0.1%
Seasoned Loans Structured Transaction Trust, Series 2020-3 - Class A1C 2.00%, 11/25/30		117,282	106,404
Other Commercial Mortgage-Backed Security	0.1%
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1 - Class A1 1.91%, 10/20/61(a)		235,000	216,662
U.S. Government Agencies	45.3%
Fannie Mae Pool #850280 5.50%, 12/01/35		4,536	4,577
Fannie Mae Pool #AB6228 3.50%, 09/01/42		87,782	79,953
Fannie Mae Pool #AD4062 5.00%, 05/01/40		4,972	4,953
Fannie Mae Pool #AL2752 5.00%, 03/01/42		55,557	55,343
Fannie Mae Pool #AS5469 4.00%, 07/01/45		144,720	134,341
Fannie Mae Pool #AS5597 3.50%, 08/01/45		61,784	55,432
Fannie Mae Pool #AS7170 3.50%, 05/01/46		71,865	64,475
Fannie Mae Pool #AS7242 3.50%, 05/01/46		61,964	55,592
Fannie Mae Pool #AS8299 3.00%, 11/01/46		252,598	220,193
Fannie Mae Pool #AS8947 3.50%, 03/01/47		131,641	118,106
Fannie Mae Pool #AS9772 3.50%, 06/01/37		83,112	78,115
Fannie Mae Pool #AS9988 4.50%, 07/01/47		35,166	33,609
Fannie Mae Pool #AU1625 3.50%, 07/01/43		83,842	76,063
Fannie Mae Pool #BC4764 3.00%, 10/01/46		83,055	71,891

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #BC9468 3.00%, 06/01/46		$174,222	$151,267
Fannie Mae Pool #BH8279 3.50%, 09/01/47		105,660	94,829
Fannie Mae Pool #BM1150 3.00%, 12/01/46		94,409	81,852
Fannie Mae Pool #BN6625 3.50%, 05/01/49		680,028	614,073
Fannie Mae Pool #BO3007 3.00%, 10/01/34		29,010	27,246
Fannie Mae Pool #BU1322 2.50%, 02/01/52		2,766,916	2,272,309
Fannie Mae Pool #BV9960 4.00%, 06/01/52		916,089	840,689
Fannie Mae Pool #CA1563 4.50%, 04/01/48		25,474	24,194
Fannie Mae Pool #CA2055 4.50%, 07/01/48		70,862	67,615
Fannie Mae Pool #CA4372 4.50%, 10/01/49		38,455	36,603
Fannie Mae Pool #CA4569 4.00%, 11/01/49		183,956	170,302
Fannie Mae Pool #CA6645 3.00%, 08/01/50		168,004	144,368
Fannie Mae Pool #CA6951 2.50%, 09/01/50		186,699	153,835
Fannie Mae Pool #CB0855 3.00%, 06/01/51		95,577	81,842
Fannie Mae Pool #CB1384 2.50%, 08/01/51		3,300,796	2,716,115
Fannie Mae Pool #CB2857 2.50%, 02/01/52		984,524	812,995
Fannie Mae Pool #CB3486 3.50%, 05/01/52		457,696	405,488
Fannie Mae Pool #CB3878 5.00%, 06/01/52		450,668	440,387
Fannie Mae Pool #CB7980 5.50%, 02/01/54		1,498,002	1,487,304
Fannie Mae Pool #DA2948 5.50%, 10/01/53		1,445,820	1,427,782
Fannie Mae Pool #FM1306 4.50%, 07/01/48		205,988	197,556
Fannie Mae Pool #FM4053 2.50%, 08/01/50		146,072	120,927
Fannie Mae Pool #FM4638 2.50%, 10/01/50		90,566	74,647
Fannie Mae Pool #FM4720 3.00%, 10/01/50		114,984	98,861

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #FM4828 3.00%, 11/01/50		$1,074,721	$920,351
Fannie Mae Pool #FM4901 2.00%, 11/01/35		101,972	90,924
Fannie Mae Pool #FM5204 2.00%, 12/01/35		94,270	83,909
Fannie Mae Pool #FM5537 2.00%, 01/01/36		241,431	214,886
Fannie Mae Pool #FM6943 2.00%, 04/01/51		389,843	308,515
Fannie Mae Pool #FM7377 3.00%, 05/01/51		201,046	173,104
Fannie Mae Pool #FM7708 3.50%, 06/01/51		231,333	205,669
Fannie Mae Pool #FM8787 2.50%, 10/01/51		3,002,682	2,486,316
Fannie Mae Pool #FM9765 3.00%, 11/01/51		230,163	195,934
Fannie Mae Pool #FS1564 2.00%, 04/01/51		308,082	239,839
Fannie Mae Pool #FS1704 4.00%, 05/01/52		169,914	156,717
Fannie Mae Pool #FS1807 3.50%, 07/01/51		310,320	278,391
Fannie Mae Pool #FS3071 3.00%, 07/01/52		2,625,193	2,257,304
Fannie Mae Pool #FS3159 4.50%, 10/01/52		780,369	737,771
Fannie Mae Pool #FS3533 2.00%, 01/01/52		455,393	359,761
Fannie Mae Pool #FS3744 2.00%, 07/01/51		2,910,749	2,284,402
Fannie Mae Pool #FS4075 5.00%, 04/01/53		783,334	760,448
Fannie Mae Pool #FS4621 5.00%, 06/01/53		292,242	285,159
Fannie Mae Pool #FS4624 2.50%, 11/01/51		322,284	264,559
Fannie Mae Pool #FS5044 4.50%, 06/01/53		1,931,942	1,837,009
Fannie Mae Pool #FS6141 2.00%, 01/01/52		2,453,908	1,927,888
Fannie Mae Pool #FS6787 6.00%, 01/01/54		1,607,076	1,626,373
Fannie Mae Pool #FS8138 6.50%, 06/01/54		660,316	681,313
Fannie Mae Pool #FS8291 5.50%, 07/01/53		2,209,373	2,195,368

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #FS9085 3.00%, 12/01/51		$1,138,547	$971,865
Fannie Mae Pool #FS9456 5.50%, 11/01/54		1,694,336	1,673,702
Fannie Mae Pool #MA1870 4.50%, 04/01/34		50,911	50,042
Fannie Mae Pool #MA3101 4.50%, 08/01/47		75,484	72,221
Fannie Mae Pool #MA4327 3.00%, 05/01/51		172,959	148,315
Fannie Mae Pool #MA4475 2.50%, 11/01/41		188,801	161,340
Fannie Mae Pool #MA4841 5.00%, 12/01/52		2,368,405	2,294,998
Freddie Mac Gold Pool #G60990 3.00%, 04/01/47		314,606	267,956
Freddie Mac Gold Pool #G61281 3.50%, 01/01/48		94,349	84,759
Freddie Mac Gold Pool #J25557 3.50%, 09/01/28		24,480	24,013
Freddie Mac Gold Pool #J37949 3.00%, 11/01/32		62,580	59,657
Freddie Mac Gold Pool #Q55227 4.00%, 04/01/48		115,294	106,882
Freddie Mac Pool #QD1484 2.50%, 11/01/51		372,500	307,685
Freddie Mac Pool #QK1511 3.50%, 05/01/42		325,022	295,765
Freddie Mac Pool #RA2970 2.50%, 07/01/50		690,399	568,460
Freddie Mac Pool #RA4218 2.50%, 12/01/50		95,236	78,707
Freddie Mac Pool #RB5126 2.50%, 09/01/41		230,473	196,952
Freddie Mac Pool #RB5136 2.50%, 11/01/41		208,771	178,405
Freddie Mac Pool #RB5170 4.00%, 06/01/42		1,166,880	1,093,134
Freddie Mac Pool #RC1421 2.50%, 06/01/35		520,328	476,236
Freddie Mac Pool #RJ1265 5.50%, 04/01/54		2,326,788	2,298,468
Freddie Mac Pool #SD1061 2.50%, 05/01/52		187,114	154,285
Freddie Mac Pool #SD1836 2.00%, 02/01/52		392,686	308,195
Freddie Mac Pool #SD3669 5.50%, 09/01/53		688,921	689,051

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Freddie Mac Pool #SD3824 6.00%, 03/01/53		$1,097,203	$1,119,913
Freddie Mac Pool #SD4227 4.50%, 05/01/53		2,044,341	1,924,048
Freddie Mac Pool #SD4495 6.00%, 12/01/53		190,949	193,185
Freddie Mac Pool #SD4901 5.50%, 02/01/54		1,371,237	1,357,926
Freddie Mac Pool #SD5092 5.00%, 08/01/53		1,357,134	1,311,625
Freddie Mac Pool #SD5223 6.00%, 04/01/54		1,136,994	1,155,897
Freddie Mac Pool #SD6046 6.00%, 08/01/54		1,670,256	1,688,270
Freddie Mac Pool #SD6260 5.00%, 09/01/54		1,756,323	1,701,697
Freddie Mac Pool #SD6548 5.50%, 10/01/54		1,711,495	1,697,473
Freddie Mac Pool #SD8090 2.00%, 09/01/50		757,444	594,650
Freddie Mac Pool #SD8199 2.00%, 03/01/52		861,763	672,061
Freddie Mac Pool #SD8267 5.00%, 11/01/52		2,991,687	2,895,539
Ginnie Mae I Pool #723248 5.00%, 10/15/39		85,600	85,501
Ginnie Mae I Pool #783403 3.50%, 09/15/41		122,364	112,293
Ginnie Mae II Pool #CE1974 3.00%, 08/20/51		230,096	202,070
Ginnie Mae II Pool #MA4778 3.50%, 10/20/47		52,032	46,908
Ginnie Mae II Pool #MA4901 4.00%, 12/20/47		51,537	48,104
Ginnie Mae II Pool #MA4963 4.00%, 01/20/48		22,560	21,037
Ginnie Mae II Pool #MA6413 5.00%, 01/20/50		145,435	143,263
Ginnie Mae II Pool #MA6477 4.50%, 02/20/50		50,416	48,319
Ginnie Mae II Pool #MA6545 5.00%, 03/20/50		30,658	30,255
Ginnie Mae II Pool #MA6598 2.50%, 04/20/50		239,345	200,772
Ginnie Mae II Pool #MA7418 2.50%, 06/20/51		241,036	201,489
Ginnie Mae II Pool #MA7419 3.00%, 06/20/51		1,616,553	1,403,332

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Ginnie Mae II Pool #MA7472 2.50%, 07/20/51		$507,976	$424,285
Ginnie Mae II Pool #MA7705 2.50%, 11/20/51		742,494	620,160
Ginnie Mae II Pool #MA7768 3.00%, 12/20/51		1,708,762	1,482,459
Ginnie Mae II Pool #MA7829 3.50%, 01/20/52		172,397	154,235
Ginnie Mae II Pool #MA7939 4.00%, 03/20/52		1,564,345	1,441,267
Ginnie Mae II Pool #MA7987 2.50%, 04/20/52		1,060,660	885,870
Ginnie Mae II Pool #MA8268 4.50%, 09/20/52		699,541	662,778
Ginnie Mae II Pool #MA8800 5.00%, 04/20/53		2,344,125	2,280,187
Ginnie Mae II Pool #MA8874 3.00%, 05/20/53		1,012,870	881,835
Ginnie Mae II Pool #MA8943 3.00%, 06/20/53		1,623,187	1,407,749
Ginnie Mae II Pool #MA9017 5.50%, 07/20/53		2,375,816	2,361,412
Government National Mortgage Association, Series 2023-111 - Class PH 5.00%, 05/20/53		627,242	621,869
			78,808,465
TOTAL MORTGAGE-BACKED SECURITIES (Cost $82,564,960)			81,131,406
U.S. GOVERNMENT OBLIGATIONS	14.3%
U.S. Treasury Notes, 1.50%, 02/15/25		14,085,000	14,035,666
U.S. Treasury Bonds, 4.50%, 02/15/44		735,000	702,269
U.S. Treasury Notes, 4.63%, 04/30/29		905,000	913,555
U.S. Treasury Notes, 4.38%, 05/15/34		4,270,000	4,205,283
U.S. Treasury Notes, 4.88%, 04/30/26		4,490,000	4,524,727
U.S. Treasury Bonds, 4.63%, 05/15/54		500,000	486,641
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $25,050,313)			24,868,141

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(f)		412,185	$412,185
TOTAL SHORT-TERM INVESTMENTS (Cost $412,185)			412,185
TOTAL INVESTMENTS (Cost $174,647,192)	99.3%		172,731,388
NET OTHER ASSETS (LIABILITIES)	0.7%		1,204,949
NET ASSETS	100.0%		$173,936,337

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, these securities had a total value of $17,752,899 or 10% of net assets.

(b)Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2024.
(c)Amount rounds to less than 0.005%
(d)Perpetual bond. Maturity date represents next call date.
(e)Floating rate security. The rate presented is the rate in effect at December 31, 2024, and the related index and spread are shown parenthetically for each security.
(f)7-day current yield as of December 31, 2024 is disclosed.
At December 31, 2024 the Barrow Hanley Total Return Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	51.9%
AA	14.3
A	4.8
BBB	25.8
BB	0.7
Cash equivalents	0.2
N/A	1.6
Total	99.3%

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.4%
Banking	7.8%
Wells Fargo & Co.		29,331	$2,060,209
Bank of America Corp.		39,751	1,747,057
Comerica, Inc.		25,391	1,570,433
M&T Bank Corp.		8,847	1,663,325
Western Alliance Bancorp		19,947	1,666,372
			8,707,396
Beverages	1.7%
Keurig Dr. Pepper, Inc.		58,991	1,894,791
Biotechnology & Pharmaceuticals	2.3%
Merck & Co., Inc.		10,914	1,085,725
Sanofi S.A. - ADR		31,110	1,500,435
			2,586,160
Cable & Satellite	1.3%
Comcast Corp. - Class A		39,630	1,487,314
Chemicals	4.4%
Air Products and Chemicals, Inc.		6,341	1,839,144
Axalta Coating Systems Ltd.(a)		46,128	1,578,500
Element Solutions, Inc.		56,757	1,443,330
			4,860,974
Commercial Support Services	1.1%
Aramark		31,884	1,189,592
Communications	1.1%
Aptiv PLC(a)		20,440	1,236,211
Construction Materials	3.3%
Knife River Corp.(a)		16,098	1,636,201
CRH PLC		22,166	2,050,798
			3,686,999
Electric Utilities	6.5%
Entergy Corp.		27,533	2,087,552
CenterPoint Energy, Inc.		51,477	1,633,365
Xcel Energy, Inc.		26,815	1,810,549
Pinnacle West Capital Corp.		19,897	1,686,669
			7,218,135
Electrical Equipment	3.9%
Littelfuse, Inc.		4,111	968,757
Johnson Controls International PLC		22,750	1,795,658
BWX Technologies, Inc.		13,795	1,536,625
			4,301,040
Engineering & Construction	3.7%
AECOM		14,548	1,554,018
Jacobs Solutions, Inc.		10,942	1,462,070
Everus Construction Group, Inc.(a)		16,351	1,075,078
			4,091,166

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Entertainment Content	2.7%
Electronic Arts, Inc.		10,334	$1,511,864
Warner Music Group Corp. - Class A		47,926	1,485,706
			2,997,570
Gas & Water Utilities	1.1%
MDU Resources Group, Inc.		65,405	1,178,598
Health Care Facilities & Services	2.3%
UnitedHealth Group, Inc.		2,541	1,285,390
Elevance Health, Inc.		3,498	1,290,412
			2,575,802
Institutional Financial Services	1.7%
Jefferies Financial Group, Inc.		24,131	1,891,870
Insurance	6.6%
Willis Towers Watson PLC		5,819	1,822,744
American International Group, Inc.		18,519	1,348,183
Chubb Ltd.		4,944	1,366,027
Allstate (The) Corp.		6,979	1,345,481
Axis Capital Holdings Ltd.		15,609	1,383,270
			7,265,705
Internet Media & Services	1.7%
Alphabet, Inc. - Class C		9,738	1,854,505
IT Services	2.4%
CACI International, Inc. - Class A(a)		3,077	1,243,293
Cognizant Technology Solutions Corp. - Class A		18,234	1,402,194
			2,645,487
Leisure Facilities & Services	7.0%
Wynn Resorts Ltd.		12,558	1,081,997
Carnival Corp.(a)		99,749	2,485,745
United Parks & Resorts, Inc.(a)		23,866	1,341,031
Las Vegas Sands Corp.		34,551	1,774,539
Six Flags Entertainment Corp.		22,571	1,087,697
			7,771,009
Medical Equipment & Devices	2.8%
Medtronic PLC		13,544	1,081,894
Smith & Nephew PLC - ADR		12,805	314,747
Avantor, Inc.(a)		79,868	1,682,819
			3,079,460
Oil & Gas Supply Chain	6.7%
Exxon Mobil Corp.		15,618	1,680,028
Phillips 66		8,163	930,011
Hess Corp.		10,064	1,338,613
Enbridge, Inc.		41,650	1,767,209
Permian Resources Corp.		115,661	1,663,205
			7,379,066

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Oil, Gas Services & Equipment	1.3%
Halliburton Co.		54,701	$1,487,320
Real Estate Investment Trusts	7.1%
Mid-America Apartment Communities, Inc.		7,596	1,174,114
Prologis, Inc.		13,443	1,420,925
Public Storage		4,908	1,469,651
CubeSmart		29,169	1,249,892
SBA Communications Corp.		5,281	1,076,268
VICI Properties, Inc.		52,119	1,522,396
			7,913,246
Retail - Discretionary	1.0%
Lithia Motors, Inc.		3,099	1,107,676
Semiconductors	2.1%
Microchip Technology, Inc.		16,292	934,346
QUALCOMM, Inc.		9,295	1,427,898
			2,362,244
Software	2.6%
Oracle Corp.		7,937	1,322,622
Nice Ltd. - ADR(a)		9,478	1,609,743
			2,932,365
Specialty Finance	5.2%
American Express Co.		4,746	1,408,566
Fidelity National Information Services, Inc.		22,144	1,788,571
AerCap Holdings N.V.		14,456	1,383,439
SLM Corp.		41,733	1,150,996
			5,731,572
Technology Hardware	1.9%
Ciena Corp.(a)		24,480	2,076,149
Telecommunications	0.7%
T-Mobile U.S., Inc.		3,681	812,507
Tobacco & Cannabis	1.5%
Philip Morris International, Inc.		13,734	1,652,887
Transportation & Logistics	0.9%
JB Hunt Transport Services, Inc.		6,040	1,030,786
TOTAL COMMON STOCKS (Cost $85,229,625)			107,005,602
MASTER LIMITED PARTNERSHIPS	1.0%
Oil & Gas Supply Chain	1.0%
Plains GP Holdings L.P. - Class A(a)		59,157	1,087,306
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $955,523)			1,087,306

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(b)		2,830,308	$2,830,308
TOTAL SHORT-TERM INVESTMENTS (Cost $2,830,308)			2,830,308
TOTAL INVESTMENTS (Cost $89,015,456)	100.0%		110,923,216
NET OTHER ASSETS (LIABILITIES)	0.0%		37,105
NET ASSETS	100.0%		$110,960,321

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt